SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2017	Jul. 31, 2016
SHAREHOLDERS' EQUITY [Abstract]
Approved share repurchase program				$ 50.0	$ 75.0
Shares repurchased (in shares)	4,274,569	3,414,960	5,797,673
Average price per share repurchased (in dollars per share)	$ 13.35	$ 11.73	$ 13.89
Repurchase of shares before commissions and fees	$ 57.1	$ 40.1	$ 80.5
Shares outstanding (in shares)	27,983,352	32,256,440
Dividends declared and paid per share (in dollars per share)	$ 0	$ 0	$ 1.00
Dividends declared and paid	$ 0.0	$ 0.0	$ 42.4
New shares issued (in shares)		0	0
Shares issued in connection with RSUs that vested and SARs that were exercised (in shares)	1,481